Related party transactions - Narrative (Details)	6 Months Ended
	Jun. 30, 2020 USD ($) tanker	Jun. 30, 2019 USD ($)
Disclosure of transactions between related parties [line items]
Number of guarantees for payment obligation of a related party bunker | tanker	7
Key management personnel compensation, post-employment benefits	$ 0
Administrative Expenses, Related Party Transactions	7,001,000	$ 6,315,000
Scorpio Pools [Member]
Disclosure of transactions between related parties [line items]
Maximum amount under guarantees for bunkers, in aggregate	23,000,000.0
Scorpio Services Holding Limited (SSH) [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Reimbursement of expenses	19,772	100,000
Administrative Fees, Related Party Transactions	6,300,000	5,500,000
Scorpio Commercial Management SAM (SCM) [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Reimbursement of expenses	21,971	100,000
SSM [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Crew wages	72,800,000	62,500,000
Restricted Stock [Member] | Scorpio Services Holding Limited (SSH) [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Restricted stock amortization	$ 700,000	$ 600,000